UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock International
Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master
LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock International Fund of BlackRock Series, Inc.
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Beneficial
		Interest
Mutual Fund		(000)	Value
BlackRock Master International Portfolio of BlackRock Master LLC		$ 74,143	$ 51,963,364
Total Investments (Cost - $68,587,328)	- 100.1%		51,963,364
Liabilities in Excess of Other Assets - (0.1)%			(72,402)
Net Assets - 100.0%			$ 51,890,962

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$ 51,963,364
Level 3	-
Total	$ 51,963,364

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
Brazil - 3.4%	Banco Bradesco SA (a)	102,192	$ 914,618
	Petroleo Brasileiro SA (a)	32,848	860,618
	Total Common Stocks in Brazil		1,775,236
Canada - 1.9%	The Toronto-Dominion Bank	30,370	985,709
	Total Common Stocks in Canada		985,709
Denmark - 1.2%	Vestas Wind Systems A/S (b)	13,149	633,258
	Total Common Stocks in Denmark		633,258
Finland - 3.1%	Nokia Oyj	131,278	1,609,002
	Total Common Stocks in Finland		1,609,002
France - 14.8%	BNP Paribas SA	34,855	1,330,620
	Bouygues	23,832	811,545
	Eutelsat Communications	40,017	853,864
	Sanofi-Aventis	28,925	1,626,829
	Total SA	32,235	1,606,407
	Vivendi SA	56,365	1,451,992
	Total Common Stocks in France		7,681,257
Germany - 6.4%	E.ON AG	57,576	1,854,571
	Linde AG	13,879	925,373
	MAN AG	12,100	525,873
	Total Common Stocks in Germany		3,305,817
Hong Kong - 1.6%	China Mobile Ltd.	96,000	864,170
	Total Common Stocks in Hong Kong		864,170
Japan - 11.0%	KDDI Corp.	153	955,307
	Mitsubishi UFJ Financial Group, Inc.	200,000	1,109,464
	Nintendo Co., Ltd.	4,800	1,488,071
	Takeda Pharmaceutical Co., Ltd.	25,000	1,171,458
	West Japan Railway Co.	240	976,128
	Total Common Stocks in Japan		5,700,428
Netherlands - 3.1%	ASML Holding NV	53,525	885,200
	ING Groep NV CVA	87,886	725,325
	Total Common Stocks in the Netherlands		1,610,525
Norway - 1.8%	StatoilHydro ASA	54,578	940,353
	Total Common Stocks in Norway		940,353
Russia - 0.9%	OAO Gazprom (a)	35,408	459,242
	Total Common Stocks in Russia		459,242
Spain - 2.7%	Telefonica SA	77,865	1,380,449
	Total Common Stocks in Spain		1,380,449
Sweden - 3.0%	Swedish Match AB	115,665	1,560,418
	Total Common Stocks in Sweden		1,560,418
Switzerland - 13.6%	Adecco SA Registered Shares	29,096	976,783
	Credit Suisse Group AG	53,849	1,374,309
	Roche Holding AG	12,039	1,690,092
	The Swatch Group Ltd. Bearer Shares	9,967	1,109,965
	Swiss Reinsurance Co. Registered Shares	35,796	949,703
	Zurich Financial Services AG	5,339	962,685
	Total Common Stocks in Switzerland		7,063,537

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
United Kingdom - 25.8%	BAE Systems Plc	145,201	$ 842,761
	British American Tobacco Plc	35,585	975,730
	Cairn Energy Plc (b)	20,656	541,430
	Imperial Tobacco Group Plc	43,775	1,196,999
	Rio Tinto Plc Registered Shares	23,972	515,153
	Severn Trent Plc	62,581	986,652
	Standard Chartered Plc	99,343	1,255,263
	Tesco Plc	279,448	1,444,197
	Tullow Oil Plc	115,930	1,156,237
	Unilever Plc	57,398	1,259,108
	United Business Media Ltd.	152,760	1,064,878
	Vodafone Group Plc	716,431	1,330,638
	WPP Plc	147,016	827,035
	Total Common Stocks in the United Kingdom		13,396,081
United States - 2.7%	Avon Products, Inc.	38,861	794,707
	Virgin Media, Inc.	135,535	615,329
	Total Common Stocks in the United States		1,410,036
	Total Long-Term Investments
	(Cost - $67,274,612) - 97.0%		50,375,518
		Beneficial
		Interest
	Short-Term Securities	(000)
United States - 1.1%	BlackRock Liquidity Series, LLC Cash Sweep Series,
	0.66% (c)(d)	$ 590	589,662
	Total Short-Term Securities
	(Cost - $589,662) - 1.1%		589,662
	Total Investments (Cost - $67,864,274*) - 98.1%		50,965,180
	Other Assets Less Liabilities - 1.9%		998,184
	Net Assets - 100.0%		$ 51,963,364

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 67,898,374
Gross unrealized appreciation	$ 854,788
Gross unrealized depreciation	(17,787,982)
Net unrealized depreciation	$ (16,933,194)

(a) Depositary receipts.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$ (719,545)	$ 8,470

(d) Represents the current yield as of report date.

BlackRock Master International Portfolio of BlackRock Master LLC Schedule of Investments January 31, 2009 (Unaudited)

  For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Foreign currency exchange contracts as of January 31, 2009 were as follows:
						Unrealized
	Currency	Currency			Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)
EUR	249,803	USD	330,976	Barclays London	2/02/09	$ (11,148)
USD	439,366	GBP	306,685	Citibank NA	2/02/09	(5,049)
CHF	295,857	USD	254,744	Citibank NA	2/04/09	346
USD	117,970	GBP	81,674	JPMorgan Chase	2/04/09	(378)
USD	109,919	NOK	761,631	Goldman Sachs & Co.	2/04/09	(23)
JPY	313,638,000	EUR	3,476,447	State Street Bank		16,043
				& Trust Co.	2/20/09
JPY	256,861,000	GBP	2,835,567	State Street Bank		24,688
				& Trust Co.	2/20/09
USD	3,476,447	EUR	2,600,000	State Street Bank		148,447
				& Trust Co.	2/20/09
USD	2,835,567	GBP	1,900,000	State Street Bank		83,004
				& Trust Co.	2/20/09
Total						$ 255,930

• Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar

BlackRock Master International Portfolio of BlackRock Master LLC Schedule of Investments January 31, 2009 Unaudited)

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio's investments:

	Valuation	Investments in	Other Financial
	Inputs	Securities	Instruments*
		Assets	Assets	Liabilities
Level 1		$ 4,630,224	-	-
Level 2		46,334,956	$ 272,528	$ (16,598)
Level 3		-	-	-
Total		$ 50,965,180	$ 272,528	$ (16,598)

*	Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

Date: March 25, 2009